Distribution Date:	06/16/23	BANK 2022-BNK43
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2022-BNK43

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com

Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	8	General Master Servicer	Wells Fargo Bank, National Association

Bond / Collateral Reconciliation - Balances	9		Attn: Commercial Servicing		commercial.servicing@wellsfargo.com
			550 South Tryon Street, 23rd Floor, MAC D1086-23A | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	10-14
		NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Mortgage Loan Detail (Part 1)	15-17	Special Servicer

Mortgage Loan Detail (Part 2)	18-20		Tom Klump	(703) 302-8080	tklump@ncb.coop

Principal Prepayment Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
		General Special Servicer	Greystone Servicing Company LLC
Historical Detail	22
			Attention: Amy Dixon, General Counsel		amy.dixon@greyco.com
Delinquency Loan Detail	23
			5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Collateral Stratification and Historical Detail	24
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	25	Representations Reviewer

Specially Serviced Loan Detail - Part 2	26		Attention: BANK 2022-BNK43		notices@pentalphasurveillance.com
			501 John James Audobon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30

Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541QAQ8	4.350000%	16,160,000.00	13,810,304.02	242,726.32	50,062.35	0.00	0.00	292,788.67	13,567,577.70	30.08%	30.00%
A-2	06541QAR6	4.696000%	46,018,000.00	46,018,000.00	0.00	180,083.77	0.00	0.00	180,083.77	46,018,000.00	30.08%	30.00%
A-3	06541QAS4	4.118000%	3,443,000.00	3,443,000.00	0.00	11,815.23	0.00	0.00	11,815.23	3,443,000.00	30.08%	30.00%
A-SB	06541QAT2	4.502000%	23,908,000.00	23,908,000.00	0.00	89,694.85	0.00	0.00	89,694.85	23,908,000.00	30.08%	30.00%
A-4	06541QAU9	4.134000%	229,700,000.00	229,700,000.00	0.00	791,316.50	0.00	0.00	791,316.50	229,700,000.00	30.08%	30.00%
A-5	06541QAZ8	4.399000%	405,454,000.00	405,454,000.00	0.00	1,486,326.79	0.00	0.00	1,486,326.79	405,454,000.00	30.08%	30.00%
A-S	06541QBE4	4.830000%	100,938,000.00	100,938,000.00	0.00	406,275.45	0.00	0.00	406,275.45	100,938,000.00	20.30%	20.25%
B	06541QBK0	5.327206%	50,469,000.00	50,469,000.00	0.00	224,048.95	0.00	0.00	224,048.95	50,469,000.00	15.41%	15.38%
C	06541QBQ7	5.404206%	43,999,000.00	43,999,000.00	0.00	198,149.70	0.00	0.00	198,149.70	43,999,000.00	11.15%	11.13%
D	06541QAC9	3.000000%	28,470,000.00	28,470,000.00	0.00	71,175.00	0.00	0.00	71,175.00	28,470,000.00	8.40%	8.38%
E	06541QAE5	3.000000%	21,999,000.00	21,999,000.00	0.00	54,997.50	0.00	0.00	54,997.50	21,999,000.00	6.27%	6.25%
F	06541QAG0	5.404206%	20,705,000.00	20,705,000.00	0.00	93,245.06	0.00	0.00	93,245.06	20,705,000.00	4.26%	4.25%
G	06541QAJ4	5.404206%	10,353,000.00	10,353,000.00	0.00	46,624.78	0.00	0.00	46,624.78	10,353,000.00	3.26%	3.25%
H*	06541QAL9	5.404206%	33,646,246.00	33,646,246.00	0.00	151,526.03	0.00	0.00	151,526.03	33,646,246.00	0.00%	0.00%
R	06541QAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC37DRK5	5.404206%	54,487,486.65	54,363,818.43	12,775.07	244,827.71	0.00	0.00	257,602.78	54,351,043.36	0.00%	0.00%
Regular SubTotal			1,089,749,732.65	1,087,276,368.45	255,501.39	4,100,169.67	0.00	0.00	4,355,671.06	1,087,020,867.06

X-A	06541QBV6	1.069421%	724,683,000.00	722,333,304.02	0.00	643,731.90	0.00	0.00	643,731.90	722,090,577.70
X-B	06541QBW4	0.316496%	195,406,000.00	195,406,000.00	0.00	51,537.73	0.00	0.00	51,537.73	195,406,000.00
X-D	06541QAA3	2.404206%	50,469,000.00	50,469,000.00	0.00	101,114.88	0.00	0.00	101,114.88	50,469,000.00
Notional SubTotal			970,558,000.00	968,208,304.02	0.00	796,384.51	0.00	0.00	796,384.51	967,965,577.70

Deal Distribution Total					255,501.39	4,896,554.18	0.00	0.00	5,152,055.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541QAQ8	854.59802104	15.02019307	3.09791770	0.00000000	0.00000000	0.00000000	0.00000000	18.11811077	839.57782797
A-2	06541QAR6	1,000.00000000	0.00000000	3.91333326	0.00000000	0.00000000	0.00000000	0.00000000	3.91333326	1,000.00000000
A-3	06541QAS4	1,000.00000000	0.00000000	3.43166715	0.00000000	0.00000000	0.00000000	0.00000000	3.43166715	1,000.00000000
A-SB	06541QAT2	1,000.00000000	0.00000000	3.75166681	0.00000000	0.00000000	0.00000000	0.00000000	3.75166681	1,000.00000000
A-4	06541QAU9	1,000.00000000	0.00000000	3.44500000	0.00000000	0.00000000	0.00000000	0.00000000	3.44500000	1,000.00000000
A-5	06541QAZ8	1,000.00000000	0.00000000	3.66583334	0.00000000	0.00000000	0.00000000	0.00000000	3.66583334	1,000.00000000
A-S	06541QBE4	1,000.00000000	0.00000000	4.02500000	0.00000000	0.00000000	0.00000000	0.00000000	4.02500000	1,000.00000000
B	06541QBK0	1,000.00000000	0.00000000	4.43933801	0.00000000	0.00000000	0.00000000	0.00000000	4.43933801	1,000.00000000
C	06541QBQ7	1,000.00000000	0.00000000	4.50350463	0.00000000	0.00000000	0.00000000	0.00000000	4.50350463	1,000.00000000
D	06541QAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06541QAE5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06541QAG0	1,000.00000000	0.00000000	4.50350447	0.00000000	0.00000000	0.00000000	0.00000000	4.50350447	1,000.00000000
G	06541QAJ4	1,000.00000000	0.00000000	4.50350430	0.00000000	0.00000000	0.00000000	0.00000000	4.50350430	1,000.00000000
H	06541QAL9	1,000.00000000	0.00000000	4.50350479	0.00000000	0.00000000	0.00000000	0.00000000	4.50350479	1,000.00000000
R	06541QAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC37DRK5	997.73033723	0.23445879	4.49328323	0.00000000	0.00000000	0.00000000	0.00000000	4.72774202	997.49587844

Notional Certificates
X-A	06541QBV6	996.75762233	0.00000000	0.88829447	0.00000000	0.00000000	0.00000000	0.00000000	0.88829447	996.42268095
X-B	06541QBW4	1,000.00000000	0.00000000	0.26374692	0.00000000	0.00000000	0.00000000	0.00000000	0.26374692	1,000.00000000
X-D	06541QAA3	1,000.00000000	0.00000000	2.00350473	0.00000000	0.00000000	0.00000000	0.00000000	2.00350473	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/23 - 05/30/23	30	0.00	50,062.35	0.00	50,062.35	0.00	0.00	0.00	50,062.35	0.00
A-2	05/01/23 - 05/30/23	30	0.00	180,083.77	0.00	180,083.77	0.00	0.00	0.00	180,083.77	0.00
A-3	05/01/23 - 05/30/23	30	0.00	11,815.23	0.00	11,815.23	0.00	0.00	0.00	11,815.23	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	89,694.85	0.00	89,694.85	0.00	0.00	0.00	89,694.85	0.00
A-4	05/01/23 - 05/30/23	30	0.00	791,316.50	0.00	791,316.50	0.00	0.00	0.00	791,316.50	0.00
A-5	05/01/23 - 05/30/23	30	0.00	1,486,326.79	0.00	1,486,326.79	0.00	0.00	0.00	1,486,326.79	0.00
X-A	05/01/23 - 05/30/23	30	0.00	643,731.90	0.00	643,731.90	0.00	0.00	0.00	643,731.90	0.00
X-B	05/01/23 - 05/30/23	30	0.00	51,537.73	0.00	51,537.73	0.00	0.00	0.00	51,537.73	0.00
A-S	05/01/23 - 05/30/23	30	0.00	406,275.45	0.00	406,275.45	0.00	0.00	0.00	406,275.45	0.00
B	05/01/23 - 05/30/23	30	0.00	224,048.95	0.00	224,048.95	0.00	0.00	0.00	224,048.95	0.00
C	05/01/23 - 05/30/23	30	0.00	198,149.70	0.00	198,149.70	0.00	0.00	0.00	198,149.70	0.00
X-D	05/01/23 - 05/30/23	30	0.00	101,114.88	0.00	101,114.88	0.00	0.00	0.00	101,114.88	0.00
D	05/01/23 - 05/30/23	30	0.00	71,175.00	0.00	71,175.00	0.00	0.00	0.00	71,175.00	0.00
E	05/01/23 - 05/30/23	30	0.00	54,997.50	0.00	54,997.50	0.00	0.00	0.00	54,997.50	0.00
F	05/01/23 - 05/30/23	30	0.00	93,245.06	0.00	93,245.06	0.00	0.00	0.00	93,245.06	0.00
G	05/01/23 - 05/30/23	30	0.00	46,624.78	0.00	46,624.78	0.00	0.00	0.00	46,624.78	0.00
H	05/01/23 - 05/30/23	30	0.00	151,526.03	0.00	151,526.03	0.00	0.00	0.00	151,526.03	0.00
RR Interest	05/01/23 - 05/30/23	30	0.00	244,827.71	0.00	244,827.71	0.00	0.00	0.00	244,827.71	0.00
Totals			0.00	4,896,554.18	0.00	4,896,554.18	0.00	0.00	0.00	4,896,554.18	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-4-1	06541QAV7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541QAW5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541QAX3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541QAY1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-1	06541QBA2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541QBB0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541QBC8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541QBD6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06541QBF1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541QBG9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541QBH7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541QBJ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	06541QBL8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541QBM6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541QBN4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541QBP9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	06541QBR5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541QBS3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541QBT1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541QBU8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	N/A	4.134000%	229,700,000.00	229,700,000.00	0.00	791,316.50	0.00	0.00	791,316.50	229,700,000.00
A-5 (EC)	N/A	4.399000%	405,454,000.00	405,454,000.00	0.00	1,486,326.79	0.00	0.00	1,486,326.79	405,454,000.00
A-S (EC)	N/A	4.830000%	100,938,000.00	100,938,000.00	0.00	406,275.45	0.00	0.00	406,275.45	100,938,000.00
B (EC)	N/A	5.327206%	50,469,000.00	50,469,000.00	0.00	224,048.95	0.00	0.00	224,048.95	50,469,000.00
C (EC)	N/A	5.404206%	43,999,000.00	43,999,000.00	0.00	198,149.70	0.00	0.00	198,149.70	43,999,000.00
Regular Interest Total			830,560,000.00	830,560,000.00	0.00	3,106,117.39	0.00	0.00	3,106,117.39	830,560,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

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	Additional Information

Total Available Distribution Amount (1)	5,152,055.57
Non-Retained Certificate Available Funds	4,894,452.79
Retained Certificate Available Funds	257,602.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,915,414.13	Master Servicing Fee	10,152.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,544.74
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	468.13
ARD Interest	0.00	Operating Advisor Fee	1,123.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	280.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,915,414.13	Total Fees	18,859.98

Principal		Expenses/Reimbursements
Scheduled Principal	255,501.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	255,501.39	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,896,554.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	255,501.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,152,055.57
Total Funds Collected	5,170,915.52	Total Funds Distributed	5,170,915.55

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,087,276,368.64	1,087,276,368.64	Beginning Certificate Balance	1,087,276,368.45
(-) Scheduled Principal Collections	255,501.39	255,501.39	(-) Principal Distributions	255,501.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,087,020,867.25	1,087,020,867.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,087,276,382.32	1,087,276,382.32	Ending Certificate Balance	1,087,020,867.06
Ending Actual Collateral Balance	1,087,020,880.99	1,087,020,880.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$1,000,000 or less	3	2,973,789.24	0.27%	108	4.8260	4.147839	1.28 or less	13	53,912,460.96	4.96%	109	5.5291	1.046314
$1,000,001 to $2,000,000	3	5,111,204.73	0.47%	109	5.2978	0.931740	1.43 to 1.50	3	13,065,872.83	1.20%	97	5.6295	1.452249
$2,000,001 to $3,000,000	4	9,602,789.85	0.88%	108	4.9305	1.117490	1.51 to 1.60	2	57,600,000.00	5.30%	107	5.6668	1.511319
$3,000,001 to $4,000,000	5	17,839,353.68	1.64%	109	5.1695	1.049980	1.61 to 1.70	10	202,264,201.77	18.61%	104	5.3724	1.621096
$4,000,001 to $5,000,000	5	22,874,985.53	2.10%	103	5.4263	1.631702	1.71 to 1.80	4	149,663,750.00	13.77%	109	5.6360	1.762218
$5,000,001 to $6,000,000	7	39,893,505.27	3.67%	109	5.5749	2.712880	1.81 to 1.90	5	64,610,000.00	5.94%	79	5.6268	1.854970
$6,000,001 to $7,000,000	3	19,035,000.00	1.75%	108	5.5843	1.594991	1.91 to 2.00	3	15,862,062.04	1.46%	108	5.2155	1.966296
$7,000,001 to $8,000,000	7	52,434,859.08	4.82%	109	5.6472	1.743708	2.01 to 2.25	5	88,936,378.18	8.18%	108	4.9733	2.126444
$8,000,001 to $9,000,000	1	8,876,849.69	0.82%	108	5.1300	1.976900	2.26 to 2.50	2	10,600,000.00	0.98%	110	5.4791	2.369955
$9,000,001 to $10,000,000	1	10,000,000.00	0.92%	110	6.0590	1.900000	2.51 to 2.75	4	114,119,058.17	10.50%	109	5.3240	2.628621
$10,000,001 to $15,000,000	6	77,600,000.00	7.14%	97	5.2919	2.065296	2.76 to 3.00	6	211,363,682.53	19.44%	109	5.0536	2.874242
$15,000,001 to $20,000,000	4	70,690,655.39	6.50%	108	5.3290	1.811946	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
$20,000,001 to $30,000,000	4	102,650,000.00	9.44%	109	5.2567	2.889415	3.51 to 4.00	1	24,000,000.00	2.21%	107	4.6200	3.660000
$30,000,001 to $50,000,000	8	331,200,000.00	30.47%	102	4.9280	2.154826	4.01 to 6.00	1	40,000,000.00	3.68%	105	3.0494	4.300000
$50,000,001 to $70,000,000	1	52,000,000.00	4.78%	108	4.7000	2.190000	6.01 to 8.00	1	5,907,918.49	0.54%	108	4.5500	6.910000
$70,000,001 to $80,000,000	1	74,146,077.27	6.82%	109	5.5630	2.660000	8.01 to 10.00	1	988,576.89	0.09%	110	5.1100	8.410000
$80,000,001 to $90,000,000	0	0.00	0.00%	0	0.0000	0.000000	10.01 to 18.52	0	0.00	0.00%	0	0.0000	0.000000
$90,000,001 or more	2	190,091,797.52	17.49%	109	5.5487	2.226120	18.53 or more	0	0.00	0.00%	0	0.0000	0.000000
Totals	65	1,087,020,867.25	100.00%	106	5.2500	2.192560	Totals	65	1,087,020,867.25	100.00%	106	5.2500	2.192560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	7,664,961.00	0.71%	109	5.6942	1.415182	Tennessee	4	11,288,060.00	1.04%	108	5.4240	1.756878
Arizona	2	174,146,077.27	16.02%	109	5.4418	2.057058	Texas	7	150,272,399.29	13.82%	110	5.7624	2.431971
Arkansas	2	14,698,750.00	1.35%	110	5.2842	2.866282	Utah	1	5,900,000.00	0.54%	109	6.3430	1.430000
California	8	134,100,361.84	12.34%	101	5.3661	2.291100	Virginia	1	1,986,500.00	0.18%	109	5.3680	1.790000
Connecticut	1	1,117,900.00	0.10%	109	5.3680	1.790000	Washington, DC	1	84,000,000.00	7.73%	105	3.0494	2.768600
Delaware	1	7,250,000.00	0.67%	110	5.4150	2.061000	Wisconsin	1	33,000,000.00	3.04%	50	5.3900	1.840000
Florida	2	48,860,000.00	4.49%	107	4.7712	2.469200	Totals	103	1,087,020,867.25	100.00%	106	5.2500	2.192560
Georgia	5	26,733,550.00	2.46%	109	5.5244	1.973560
									Property Type³
Illinois	7	23,382,271.00	2.15%	108	5.9795	1.364401
Iowa	1	565,735.00	0.05%	109	6.2000	1.015900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	1	2,577,350.00	0.24%	109	5.3680	1.790000		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	2	1,176,132.00	0.11%	109	6.2000	1.015900	Industrial	5	80,675,000.00	7.42%	84	5.4116	1.950672
Maryland	1	1,229,000.00	0.11%	109	5.3680	1.790000	Lodging	5	156,769,779.04	14.42%	109	5.3974	2.615697
Massachusetts	1	1,557,250.00	0.14%	109	5.3680	1.790000	Mixed Use	1	100,000,000.00	9.20%	109	5.3520	1.610000
Michigan	6	55,788,250.00	5.13%	109	5.9617	1.694797	Multi-Family	20	85,624,679.68	7.88%	109	5.4946	1.873784
Mississippi	1	951,250.00	0.09%	109	5.3680	1.790000	Office	11	321,729,116.92	29.60%	104	4.7036	2.138467
Missouri	1	4,410,500.00	0.41%	109	5.3680	1.790000	Retail	41	282,588,528.42	26.00%	109	5.5715	2.167076
Montana	1	6,380,000.00	0.59%	109	5.3680	1.790000	Self Storage	20	59,633,763.19	5.49%	109	5.5455	1.784315
Nevada	3	37,676,905.39	3.47%	110	5.7729	1.688926	Totals	103	1,087,020,867.25	100.00%	106	5.2500	2.192560
New Jersey	3	61,057,918.49	5.62%	107	5.4764	2.042107
New York	22	149,274,854.97	13.73%	108	4.9282	1.871795
North Carolina	3	10,656,791.00	0.98%	110	5.3817	1.604074
Ohio	6	13,754,900.00	1.27%	109	5.4954	2.011559
Oklahoma	3	13,455,500.00	1.24%	108	5.6550	1.576416
Pennsylvania	1	2,107,700.00	0.19%	109	5.3680	1.790000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5400 or less	2	84,000,000.00	7.73%	105	3.0494	3.497838	12 months or less	54	856,085,867.25	78.76%	107	5.4805	2.086918
	4.5500 to 4.7500	8	110,772,848.45	10.19%	108	4.6564	2.769584	13 months or greater	11	230,935,000.00	21.24%	103	4.3953	2.584177
	4.7501 to 5.0000	10	64,739,636.00	5.96%	108	4.9153	1.806902	Totals	65	1,087,020,867.25	100.00%	106	5.2500	2.192560
	5.0001 to 5.2500	4	41,853,121.16	3.85%	108	5.0671	2.679014
	5.2501 to 5.5000	17	309,267,878.52	28.45%	102	5.3569	1.753086
	5.5001 to 5.7500	11	229,211,883.83	21.09%	105	5.5786	2.010896
	5.7501 to 6.0000	4	131,891,797.52	12.13%	110	5.7923	2.755272
	6.0001 to 6.2500	6	95,870,000.00	8.82%	109	6.0700	1.638754
	6.2501 or more	3	19,413,701.77	1.79%	109	6.3508	1.547479
	Totals	65	1,087,020,867.25	100.00%	106	5.2500	2.192560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	47,000,000.00	4.32%	49	5.4645	1.795438	299 or less	41	777,963,313.61	71.57%	104	5.1421	2.112593
83 months to 114 months		62	1,035,795,505.41	95.29%	109	5.2401	2.213409	358 to 360	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	478 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	1,087,020,867.25	100.00%	106	5.2500	2.192560	Totals	65	1,087,020,867.25	100.00%	106	5.2500	2.192560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		28	736,430,085.13	67.75%	106	5.3209	2.255626	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	323,882,995.99	29.80%	105	5.1123	2.138505	61 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	9	24,507,786.13	2.25%	109	4.9730	1.135062	115 months or more	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,200,000.00	0.20%	109	4.8500	0.820000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	1,087,020,867.25	100.00%	106	5.2500	2.192560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310961593	MU	Phoenix	AZ	Actual/360	5.352%	460,866.67	0.00	0.00	N/A	07/11/32	--	100,000,000.00	100,000,000.00	06/11/23
2	300802332	RT	Katy	TX	Actual/360	5.767%	447,816.60	84,217.86	0.00	N/A	08/01/32	--	90,176,015.38	90,091,797.52	06/01/23
3	326770003	OF	Washington	DC	Actual/360	3.049%	115,538.38	0.00	0.00	N/A	03/09/32	--	44,000,000.00	44,000,000.00	06/09/23
3A	326770103				Actual/360	3.049%	105,034.89	0.00	0.00	N/A	03/09/32	--	40,000,000.00	40,000,000.00	06/09/23
4	310961866	LO	Scottsdale	AZ	Actual/360	5.563%	355,537.49	73,273.51	0.00	N/A	07/11/32	--	74,219,350.78	74,146,077.27	06/11/23
5	221006225	RT	Various	Various	Actual/360	5.368%	184,897.78	0.00	0.00	N/A	07/01/32	--	40,000,000.00	40,000,000.00	06/01/23
5A	453121097				Actual/360	5.368%	89,970.10	0.00	0.00	N/A	07/01/32	--	19,463,750.00	19,463,750.00	06/01/23
6	211004962	OF	Irvington	NY	Actual/360	4.700%	210,455.56	0.00	0.00	N/A	06/01/32	--	52,000,000.00	52,000,000.00	06/01/23
7	310960749	RT	Clifton	NJ	Actual/360	5.569%	239,776.39	0.00	0.00	N/A	05/11/32	--	50,000,000.00	50,000,000.00	06/11/23
8	326770008	OF	Detroit	MI	Actual/360	6.020%	239,495.67	0.00	0.00	N/A	07/01/32	--	46,200,000.00	46,200,000.00	06/01/23
9	310961943	LO	Miramar Beach	FL	Actual/360	4.620%	79,566.67	0.00	0.00	N/A	05/11/32	--	20,000,000.00	20,000,000.00	06/11/23
9A	310961944				Actual/360	4.620%	95,480.00	0.00	0.00	N/A	05/11/32	--	24,000,000.00	24,000,000.00	06/11/23
10	310960689	RT	Houston	TX	Actual/360	5.595%	211,988.33	0.00	0.00	N/A	08/11/32	--	44,000,000.00	44,000,000.00	06/11/23
11	310961698	OF	Cerritos	CA	Actual/360	5.314%	155,582.11	0.00	0.00	N/A	07/11/32	--	34,000,000.00	34,000,000.00	06/11/23
12	221006297	IN	La Crosse	WI	Actual/360	5.390%	153,165.83	0.00	0.00	N/A	08/01/27	--	33,000,000.00	33,000,000.00	06/07/23
13	310957068	OF	San Jose	CA	Actual/360	5.035%	130,070.83	0.00	0.00	N/A	06/11/32	--	30,000,000.00	30,000,000.00	06/11/23
14	300802330	LO	Oxnard	CA	Actual/360	5.840%	140,054.56	0.00	0.00	N/A	08/01/32	--	27,850,000.00	27,850,000.00	06/01/23
15	310962005	OF	New York	NY	Actual/360	4.920%	55,076.67	0.00	0.00	N/A	05/06/32	--	13,000,000.00	13,000,000.00	06/06/23
15A	310962006				Actual/360	4.920%	50,840.00	0.00	0.00	N/A	05/06/32	--	12,000,000.00	12,000,000.00	06/06/23
16	310961575	IN	Evans	GA	Actual/360	5.530%	99,048.44	0.00	0.00	N/A	07/11/32	--	20,800,000.00	20,800,000.00	06/11/23
17	410960668	OF	Las Vegas	NV	Actual/360	5.378%	73,370.55	16,254.77	0.00	N/A	08/11/32	--	15,843,160.16	15,826,905.39	06/11/23
18	221006184	MF	Chicago	IL	Actual/360	6.150%	81,555.83	0.00	0.00	N/A	06/01/32	--	15,400,000.00	15,400,000.00	06/01/23
19	211005006	OF	El Segundo	CA	Actual/360	5.640%	67,993.33	0.00	0.00	N/A	05/01/27	--	14,000,000.00	14,000,000.00	06/01/23
20	410960939	RT	Various	AR	Actual/360	5.280%	63,653.33	0.00	0.00	N/A	08/11/32	--	14,000,000.00	14,000,000.00	06/11/23
21	410961215	IN	Sausalito	CA	Actual/360	4.939%	54,226.10	0.00	0.00	N/A	06/11/32	--	12,750,000.00	12,750,000.00	06/11/23
22	310962315	MF	Las Vegas	NV	Actual/360	6.059%	61,827.05	0.00	0.00	N/A	08/11/32	--	11,850,000.00	11,850,000.00	06/11/23
23	310962385	MF	Las Vegas	NV	Actual/360	6.059%	52,174.72	0.00	0.00	N/A	08/11/32	--	10,000,000.00	10,000,000.00	06/11/23
24	410961474	OF	Melville	NY	Actual/360	5.130%	39,256.66	9,774.86	0.00	N/A	06/11/32	--	8,886,624.55	8,876,849.69	06/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	410961281	SS	Mineola	NY	Actual/360	4.944%	33,613.51	9,058.84	0.00	N/A	06/11/32	--	7,895,437.02	7,886,378.18	06/11/23
26	211005037	IN	Oklahoma City	OK	Actual/360	5.860%	39,611.97	0.00	0.00	N/A	06/01/32	--	7,850,000.00	7,850,000.00	06/01/23
27	326770027	OF	Dallas	TX	Actual/360	6.310%	41,295.44	0.00	0.00	N/A	07/01/32	--	7,600,000.00	7,600,000.00	06/01/23
28	221006160	SS	Various	Various	Actual/360	6.200%	40,362.00	0.00	0.00	N/A	07/01/32	--	7,560,000.00	7,560,000.00	06/01/23
29	221006404	RT	Brooklyn	NY	Actual/360	5.500%	34,242.97	7,205.63	0.00	N/A	08/01/32	--	7,230,186.53	7,222,980.90	06/01/23
30	300802329	SS	Lewes	DE	Actual/360	5.415%	33,806.15	0.00	0.00	N/A	08/01/32	--	7,250,000.00	7,250,000.00	06/01/23
31	221006092	SS	Harrisburg	NC	Actual/360	5.280%	32,124.47	0.00	0.00	N/A	08/01/32	--	7,065,500.00	7,065,500.00	06/01/23
32	410960783	RT	Hendersonville	TN	Actual/360	5.381%	30,860.04	0.00	0.00	N/A	05/11/32	--	6,660,000.00	6,660,000.00	06/11/23
33	410958879	IN	San Diego	CA	Actual/360	5.532%	29,892.01	0.00	0.00	N/A	05/11/32	--	6,275,000.00	6,275,000.00	06/11/23
34	326770034	SS	Various	MI	Actual/360	5.860%	30,781.28	0.00	0.00	N/A	08/01/32	--	6,100,000.00	6,100,000.00	06/01/23
35	211005106	RT	Elmont	NY	Actual/360	5.420%	28,003.33	0.00	0.00	N/A	06/01/32	--	6,000,000.00	6,000,000.00	06/01/23
36	300802327	LO	Laredo	TX	Actual/360	6.411%	32,688.44	7,490.95	0.00	N/A	07/01/32	--	5,921,192.72	5,913,701.77	06/01/23
37	211005137	MF	Teaneck	NJ	Actual/360	4.550%	23,176.56	7,403.07	0.00	N/A	06/01/32	--	5,915,321.56	5,907,918.49	06/01/23
38	326770038	SS	Heber	UT	Actual/360	6.343%	32,225.96	0.00	0.00	N/A	07/01/32	--	5,900,000.00	5,900,000.00	06/01/23
39	410961495	MF	Various	OH	Actual/360	5.681%	27,395.04	0.00	0.00	N/A	08/11/32	--	5,600,000.00	5,600,000.00	06/11/23
40	410961330	SS	Island Park	NY	Actual/360	4.944%	23,109.29	6,227.95	0.00	N/A	06/11/32	--	5,428,112.96	5,421,885.01	06/11/23
41	221006159	RT	Warren	NJ	Actual/360	5.640%	25,011.83	0.00	0.00	N/A	06/01/32	--	5,150,000.00	5,150,000.00	06/01/23
42	600962077	SS	Stockton	CA	Actual/360	5.253%	22,617.08	0.00	0.00	N/A	08/11/32	--	5,000,000.00	5,000,000.00	06/11/23
43	300802328	LO	Dunnellon	FL	Actual/360	6.140%	25,695.90	0.00	0.00	N/A	07/01/32	--	4,860,000.00	4,860,000.00	06/01/23
44	470133120	MF	Yonkers	NY	Actual/360	4.760%	18,219.17	5,282.09	0.00	N/A	07/01/32	--	4,444,905.78	4,439,623.69	06/01/23
45	221006267	SS	Ozark	AL	Actual/360	5.650%	21,163.96	0.00	0.00	N/A	07/01/32	--	4,350,000.00	4,350,000.00	06/01/23
46	300802325	OF	Anaheim	CA	Actual/360	5.280%	19,241.33	6,602.48	0.00	N/A	07/01/29	--	4,231,964.32	4,225,361.84	06/01/23
47	470132380	MF	Forest Hills	NY	Actual/360	4.600%	15,622.98	4,882.79	0.00	N/A	06/01/32	--	3,944,089.41	3,939,206.62	06/01/23
48	470133440	MF	Kew Gardens	NY	Actual/360	5.380%	17,349.48	3,840.42	0.00	N/A	08/01/32	--	3,744,941.95	3,741,101.53	06/01/23
49	470133310	MF	New York	NY	Actual/360	5.350%	16,585.00	0.00	0.00	N/A	07/01/32	--	3,600,000.00	3,600,000.00	06/01/23
50	470133180	MF	New York	NY	Actual/360	4.990%	14,880.03	3,887.34	0.00	N/A	08/01/32	--	3,462,932.87	3,459,045.53	06/01/23
51	221006191	SS	Columbus	GA	Actual/360	5.630%	15,028.97	0.00	0.00	N/A	07/01/32	--	3,100,000.00	3,100,000.00	06/01/23
52	470132510	MF	Bronx	NY	Actual/360	4.700%	11,915.33	3,566.01	0.00	N/A	06/01/32	--	2,944,077.00	2,940,510.99	06/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	470132600	MF	New York	NY	Actual/360	4.770%	9,241.88	0.00	0.00	N/A	06/01/32	--	2,250,000.00	2,250,000.00	06/01/23
54	470133460	MF	Bronx	NY	Actual/360	5.480%	10,444.22	1,001.41	0.00	N/A	07/01/32	--	2,213,280.27	2,212,278.86	06/01/23
55	470131300	MF	Hewlett	NY	Actual/360	4.850%	9,188.06	0.00	0.00	N/A	07/01/32	--	2,200,000.00	2,200,000.00	06/01/23
56	470132770	MF	New York	NY	Actual/360	5.250%	8,990.50	986.91	0.00	N/A	07/01/32	--	1,988,681.49	1,987,694.58	06/01/23
57	470133050	MF	Bronx	NY	Actual/360	5.580%	8,608.54	773.50	0.00	N/A	08/01/32	--	1,791,580.06	1,790,806.56	06/01/23
58	470133420	MF	New York	NY	Actual/360	4.990%	5,733.02	1,505.82	0.00	N/A	07/01/32	--	1,334,209.41	1,332,703.59	06/01/23
59	470132680	MF	New York	NY	Actual/360	4.630%	3,986.94	0.00	0.00	N/A	05/01/32	--	1,000,000.00	1,000,000.00	06/01/23
60	470132740	MF	Brooklyn	NY	Actual/360	5.110%	4,354.77	1,080.87	0.00	N/A	08/01/32	--	989,657.76	988,576.89	06/01/23
61	470132360	MF	Scarsdale	NY	Actual/360	4.740%	4,026.14	1,184.31	0.00	N/A	06/01/32	--	986,396.66	985,212.35	06/01/23
Totals							4,915,414.13	255,501.39	0.00				1,087,276,368.64	1,087,020,867.25
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	49,883,187.00	43,150,014.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	2,112.08	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	17,525,351.60	17,454,334.03	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,098,995.66	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,159,423.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,288,836.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	592,039.41	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	388,043.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	7,637,217.00	2,201,406.54	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	432,219.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	930,944.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	177,599.91	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	129,704.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	316,315.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	66,036.12	0.00
30	0.00	204,704.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	152,757.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	146,313.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	117,832.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	196,856.22	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	124,299.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	1,961.80	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	600,265.71	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	254,275.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	87,523.52	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	142,468.22	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	304,558.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	146,127.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	163,490.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	83,031.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	82,618.88	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	235,979.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	94,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	140,733.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	64,337.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	92,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	103,047.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	79,977.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	75,126.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	121,225.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	77,004,894.60	71,175,515.72				0.00	0.00	0.00	0.00	70,110.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.249966%	5.229821%	106
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250020%	5.229875%	107
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250084%	5.229939%	108
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250138%	5.229992%	109
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250222%	5.230075%	110
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250275%	5.230127%	111
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250327%	5.230180%	112
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250390%	5.230242%	113
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250442%	5.230294%	114
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.250504%	5.230355%	115
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

Note: Outstanding P & I Advances include the current period advance.

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		14,000,000	14,000,000		0	0
49 - 60 Months		33,000,000	33,000,000		0	0
> 60 Months		1,040,020,867	1,040,020,867		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	1,087,020,867	1,087,020,867	0	0	0	0
May-23	1,087,276,369	1,087,276,369	0	0	0	0
Apr-23	1,087,569,311	1,087,569,311	0	0	0	0
Mar-23	1,087,822,234	1,087,822,234	0	0	0	0
Feb-23	1,088,190,175	1,088,190,175	0	0	0	0
Jan-23	1,088,440,177	1,088,440,177	0	0	0	0
Dec-22	1,088,689,004	1,088,689,004	0	0	0	0
Nov-22	1,088,975,516	1,088,975,516	0	0	0	0
Oct-22	1,089,221,827	1,089,221,827	0	0	0	0
Sep-22	1,089,505,915	1,089,505,915	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31